              As filed with the Securities and Exchange Commission
                                on March 6, 1996


                                                       Registration No. 33-01332
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                          PRE-EFFECTIVE AMENDMENT NO.                        / /


                        POST-EFFECTIVE AMENDMENT NO. 16                      /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 19                              /X/


                        (Check appropriate box or boxes)
                                 --------------

                        PRUDENTIAL U.S. GOVERNMENT FUND

               (Exact name of registrant as specified in charter)

                               ONE SEAPORT PLAZA,
                            NEW YORK, NEW YORK 10292

              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 214-1250

                               S. JANE ROSE, ESQ.
                               ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292
               (NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                      DATE OF THE REGISTRATION STATEMENT.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):

              /X/ immediately upon filing pursuant to paragraph (b) / / on (date) pursuant to paragraph (b)
              / / 60 days after filing pursuant to paragraph (a)
              / / on (date) pursuant to paragraph (a)
              / / 75 days after filing pursuant to paragraph
                  (a)(ii)
              / / on (date) pursuant to paragraph (a)(ii) of Rule
                  485.
                  If appropriate, check the following box:
              / / this post-effective amendment designates a new
                  effective date for a previously filed
                  post-effective amendment.


    PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HEREBY TERMINATES ITS ELECTION TO REGISTER AN INDEFINITE NUMBER OF SHARES. THE REGISTRANT FILED ITS FINAL NOTICE UNDER SUCH RULE FOR THE PERIOD NOVEMBER 1, 1995 THROUGH JANUARY 19, 1996 ON FEBRUARY 29, 1996.


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--------------------------------------------------------------------------------

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 6th day of March, 1996.


                              PRUDENTIAL U.S. GOVERNMENT FUND


                              /s/ Richard A. Redeker

          ----------------------------------------------------------------------

                              (RICHARD A. REDEKER, PRESIDENT)


    Pursuant  to  the  requirements  of   the  Securities  Act  of  1933,   this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                             TITLE                                   DATE
------------------------------------  ---------------------------------  --------------
/s/ Stephen C. Eyre                   Trustee                            March 6, 1996
------------------------------------
  STEPHEN C. EYRE

/s/ Delayne D. Gold                   Trustee                            March 6, 1996
------------------------------------
  DELAYNE D. GOLD

/s/ Don G. Hoff                       Trustee                            March 6, 1996
------------------------------------
  DON G. HOFF

/s/ Harry A. Jacobs, Jr.              Trustee                            March 6, 1996
------------------------------------
  HARRY A. JACOBS, JR.

/s/ Sidney R. Knafel                  Trustee                            March 6, 1996
------------------------------------
  SIDNEY R. KNAFEL

/s/ Robert E. LaBlanc                 Trustee                            March 6, 1996
------------------------------------
  ROBERT E. LABLANC

/s/ Thomas A. Owens, Jr.              Trustee                            March 6, 1996
------------------------------------
  THOMAS A. OWENS, JR.

/s/ Richard A. Redeker                President and Trustee              March 6, 1996
------------------------------------
  RICHARD A. REDEKER

/s/ Clay T. Whitehead                 Trustee                            March 6, 1996
------------------------------------
  CLAY T. WHITEHEAD

/s/ Eugene S. Stark                   Treasurer and Principal Financial  March 6, 1996
------------------------------------    and Accounting Officer
  EUGENE S. STARK